Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equipment Purchases [Member]
Related Party Transaction [Line Items]
Purchases from related party	$ 374	$ 3,049	$ 1,014
Equipment Purchases [Member] | Fujian Qiushi Intelligent Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party			894
Equipment Purchases [Member] | Xiamen Qiushi Intelligent Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party	374	3,049	120
Subcontracting Costs [Member] | Xiamen Xueyoubang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party		28,200	43,240
Service Fees Paid to Related Parties [Member]
Related Party Transaction [Line Items]
Purchases from related party	958	256	70
Service Fees Paid to Related Parties [Member] | Tianjiu Shared Intelligent Enterprise Services Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party			70
Service Fees Paid to Related Parties [Member] | Income from disposal of Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party	32	256
Service Fees Paid to Related Parties [Member] | Bengbu Yigong Digital Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party	926
Rental, Utilities and Cleaning Fees [Member] | Xiamen Qiushi Intelligent Network Equipment Co., Ltd.One [Member]
Related Party Transaction [Line Items]
Purchases from related party	825	743	523
Transfer of Long-term Investments [Member] | Xiamen Yingshan Longchang Investment Partnership (L.P.) [Member]
Related Party Transaction [Line Items]
Purchases from related party			1,726
Share Transfer [Member]
Related Party Transaction [Line Items]
Purchases from related party			158
Share Transfer [Member] | Xiamen Rongguang Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party			150
Share Transfer [Member] | Zhang Hongwei [Member]
Related Party Transaction [Line Items]
Purchases from related party			8
Disposal gain [Member] | Income from disposal of Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party			4,318
Payment on Behalf for Equity Transfer [Member] | Xiamen Zhanghui investment co., LTD [Member]
Related Party Transaction [Line Items]
Purchases from related party	(4,588)
Payment on Behalf for Equity Transfer One [Member] | Xiamen Zhanghui investment co., LTD One [Member]
Related Party Transaction [Line Items]
Purchases from related party	$ 12,865